Fair Values of Financial Instruments (Tables)	12 Months Ended
Apr. 28, 2012
Fair Values of Financial Instruments

The following table presents the changes in Level 3 contingent consideration liability:

Acquisition of Fictionwise
Beginning balance, May 2, 2009	$8,165
Payments	(2,612)
Losses	1,712

Balance, May 1, 2010	$7,265
Payments	(7,508)
Losses	243

Balance, April 30, 2011 and April 28, 2012	$—